STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

July 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8%
Aerospace & Defense - 1.5%
Northrop Grumman Corp., Sr. Unscd. Notes	3.25	1/15/2028	4,435,000		4,347,564
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	6,887,000		6,415,947
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	6,702,000		6,807,966
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	791,000		787,624
				18,359,101
Agriculture - .2%
Altria Group Inc., Gtd. Notes	4.80	2/14/2029	247,000		245,651
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	1,998,000		1,807,110
				2,052,761
Airlines - 2.0%
Air Canada, Sr. Scd. Notes	3.88	8/15/2026	392,000	[a]	361,608
Air Canada Pass Through Trust, Ser. 2020-2, Cl. A	5.25	4/1/2029	1,297,501	[a]	1,275,003
American Airlines Inc., Sr. Scd. Notes	5.50	4/20/2026	2,406,000	[a]	2,369,597
American Airlines Inc., Sr. Scd. Notes	5.75	4/20/2029	1,105,000	[a]	1,059,524
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	151,500		140,627
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	225,651		208,451
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	2,012,280		1,782,145
British Airways Pass Through Trust, Ser. 2020-1, Cl. A	4.25	11/15/2032	589,593	[a]	561,416
Delta Air Lines Inc., Sr. Scd. Notes	4.50	10/20/2025	719,000	[a]	710,553
Delta Air Lines Inc., Sr. Scd. Notes	4.75	10/20/2028	2,009,000	[a]	1,963,754
JetBlue Pass Through Trust, Ser. 2020-1, Cl. 1A	4.00	11/15/2032	7,170,566	[b]	6,817,552
United Airlines Inc., Sr. Scd. Notes	4.38	4/15/2026	424,000	[a]	407,659
United Airlines Inc., Sr. Scd. Notes	4.63	4/15/2029	2,193,000	[a]	2,023,251
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	116,356		107,079
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	947,635		901,290
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,355,213		2,041,363

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Airlines - 2.0% (continued)
United Airlines Pass Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	1,568,462		1,584,049
				24,314,921
Asset-Backed Certificates - 5.1%
Aligned Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2	1.94	8/15/2046	6,392,000	[a]	5,757,745
Blackbird Capital Aircraft, Ser. 2021-1A, Cl. A	2.44	7/15/2046	4,715,142	[a]	4,089,608
CF Hippolyta Issuer LLC, Ser. 2020-1, Cl. A1	1.69	7/15/2060	3,316,758	[a]	3,049,690
DataBank Issuer, Ser. 2021-2A, CI. A2	2.40	10/25/2051	4,198,000	[a]	3,811,993
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I	2.05	11/20/2051	4,341,185	[a]	3,881,284
Domino's Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I	2.66	4/25/2051	3,479,950	[a]	3,075,452
Flexential Issuer, Ser. 2021-1A, Cl. A2	3.25	11/27/2051	4,035,000	[a]	3,745,433
InStar Leasing III LLC, Ser. 2021-1A, Cl. A	2.30	2/15/2054	1,558,449	[a]	1,402,877
ITE Rail Fund Levered LP, Ser. 2021-1A, Cl. A	2.25	2/28/2051	1,264,472	[a]	1,133,301
MVW Owner Trust, Ser. 2016-1A, Cl. A	2.25	12/20/2033	19,015	[a]	18,936
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1	1.91	10/20/2061	7,596,000	[a]	6,718,022
PMT Issuer Trust - FMSR, Ser. 2021-FT1, Cl. A, 1 Month LIBOR +3.00%	5.26	3/25/2026	3,714,000	[a,c]	3,696,466
PNMAC FMSR Issuer Trust, Ser. 2018-FT1, Cl. A, 1 Month LIBOR +2.35%	4.61	4/25/2023	125,000	[a,c]	124,165
Purewest Funding LLC, Ser. 2021-1, Cl. A1	4.09	12/22/2036	2,432,370	[a]	2,359,567
Slam Ltd., Ser. 2021-1A, Cl. A	2.43	6/15/2046	8,640,556	[a]	7,582,912
Textainer Marine Containers VII Ltd., Ser. 2021-1A, Cl. A	1.68	2/20/2046	6,184,500	[a]	5,482,920
TIF Funding II LLC, Ser. 2021-1A, Cl. A	1.65	2/20/2046	3,272,526	[a]	2,875,607
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	806,988	[a]	671,756
Willis Engine Structured Trust VI, Ser. 2021-A, Cl. A	3.10	5/15/2046	4,387,445	[a]	3,597,012
				63,074,746
Asset-Backed Certificates/Auto Receivables - .5%
Americredit Automobile Receivables Trust, Ser. 2022-1, CI. A2	2.05	1/20/2026	2,178,381		2,158,646

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Asset-Backed Certificates/Auto Receivables - .5% (continued)
NextGear Floorplan Master Owner Trust, Ser. 2019-2A, Cl. A2	2.07	10/15/2024	2,709,000	[a]	2,702,062
OSCAR US Funding Trust IX LLC, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	703,419	[a]	704,331
OSCAR US Funding Trust VII LLC, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	28,890	[a]	28,888
OSCAR US Funding Trust VIII LLC, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	640,594	[a]	641,199
				6,235,126
Asset-Backed Certificates/Student Loans - .5%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1	2.54	1/25/2047	2,782,454	[a]	2,632,454
DRB Prime Student Loan Trust, Ser. 2017-A, Cl. A2B	2.85	5/27/2042	14,677	[a]	14,657
Laurel Road Prime Student Loan Trust, Ser. 2017-C, Cl. A2B	2.81	11/25/2042	280,454	[a]	278,928
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. A	0.84	5/15/2069	781,159	[a]	717,571
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. B	2.24	5/15/2069	766,000	[a]	646,887
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	111,187	[a]	109,394
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, 1 Month LIBOR +0.75%	2.75	10/15/2035	65,437	[a,c]	64,605
SoFi Professional Loan Program LLC, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,150,923
				6,615,419
Automobiles & Components - 2.2%
Ford Motor Credit Co., Sr. Unscd. Notes	2.30	2/10/2025	8,740,000		8,202,960
Ford Motor Credit Co., Sr. Unscd. Notes	3.37	11/17/2023	2,035,000		1,996,539
Ford Motor Credit Co., Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		2,925,971
General Motors Co., Sr. Unscd. Notes	6.80	10/1/2027	2,355,000		2,548,607
General Motors Financial Co., Sr. Unscd. Notes	2.35	1/8/2031	7,880,000		6,355,080
General Motors Financial Co., Sr. Unscd. Notes	3.60	6/21/2030	4,332,000		3,851,081
Stellantis Finance US Inc., Gtd. Notes	2.69	9/15/2031	1,551,000	[a]	1,272,350
				27,152,588
Banks - 6.7%
ABN AMRO Bank NV, Sub. Notes	4.75	7/28/2025	635,000	[a]	634,889
ABN AMRO Bank NV, Sub. Notes	4.80	4/18/2026	800,000	[a]	798,041
AIB Group PLC, Sr. Unscd. Notes	4.26	4/10/2025	1,504,000	[a]	1,478,777

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Banks - 6.7% (continued)
Bank of America Corp., Sr. Unscd. Notes	3.00	12/20/2023	353,000		352,110
Bank of America Corp., Sr. Unscd. Notes	3.37	1/23/2026	588,000		574,690
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,227,424
Bank of America Corp., Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,629,949
Bank of America Corp., Sr. Unscd. Notes	3.71	4/24/2028	230,000		224,146
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	5,190,000		5,083,560
Bank of America Corp., Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,159,899
Citigroup Inc., Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	3,944,000	[d]	3,676,311
Citigroup Inc., Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		2,690,745
Citigroup Inc., Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		2,747,622
Citigroup Inc., Sub. Notes	4.60	3/9/2026	181,000		184,398
Citigroup Inc., Sub. Notes	4.75	5/18/2046	830,000		780,751
Citigroup Inc., Sub. Notes	5.30	5/6/2044	174,000		177,201
Credit Suisse Group AG, Sr. Unscd. Notes	2.59	9/11/2025	2,867,000	[a]	2,690,601
Credit Suisse Group AG, Sr. Unscd. Notes	3.09	5/14/2032	722,000	[a]	581,030
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000		3,229,826
HSBC Capital Funding Dollar 1 LP, Gtd. Notes	10.18	6/30/2030	325,000	[a,d]	439,658
HSBC Holdings PLC, Jr. Sub. Notes	4.60	12/17/2030	6,823,000	[d]	5,712,898
HSBC Holdings PLC, Sr. Unscd. Notes	4.95	3/31/2030	2,992,000		3,021,237
ING Groep NV, Sr. Unscd. Notes	3.87	3/28/2026	5,462,000		5,391,299
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	10,300,000		8,948,512
JPMorgan Chase & Co., Sr. Unscd. Notes	2.70	5/18/2023	260,000		258,540
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		2,641,703
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,406,266
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000		6,871,734
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,522,037
The Goldman Sachs Group Inc., Sr. Unscd. Notes	3.50	11/16/2026	182,000		178,308
The Goldman Sachs Group Inc., Sr. Unscd. Notes	3.69	6/5/2028	700,000		683,252
The Goldman Sachs Group Inc., Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,169,229

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Banks - 6.7% (continued)
The Goldman Sachs Group Inc., Sr. Unscd. Notes, 3 Month LIBOR +1.60%	3.20	11/29/2023	1,125,000	[c]	1,130,454
The Goldman Sachs Group Inc., Sr. Unscd. Notes, 3 Month LIBOR +1.75%	4.54	10/28/2027	250,000	[c]	248,554
The PNC Financial Services Group Inc., Sr. Unscd. Notes	3.45	4/23/2029	2,091,000		2,007,960
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB	3.90	3/15/2026	6,274,000	[d]	5,815,214
Westpac Banking Corp., Sub. Notes	2.67	11/15/2035	4,651,000		3,796,551
				83,165,376
Beverage Products - .5%
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	4.00	4/13/2028	605,000		619,347
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	4.50	6/1/2050	2,785,000		2,678,836
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	4.70	2/1/2036	1,385,000		1,425,965
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	4.90	2/1/2046	1,800,000		1,817,055
				6,541,203
Building Materials - ..5%
Builders FirstSource Inc., Gtd. Notes	6.38	6/15/2032	431,000	[a]	428,696
CEMEX SAB de CV, Gtd. Notes	7.38	6/5/2027	285,000	[a]	289,674
Masco Corp., Sr. Unscd. Notes	1.50	2/15/2028	3,305,000		2,856,570
Masonite International Corp., Gtd. Notes	3.50	2/15/2030	368,000	[a]	317,154
PGT Innovations Inc., Gtd. Notes	4.38	10/1/2029	850,000	[a]	768,995
SRM Escrow Issuer LLC, Sr. Scd. Notes	6.00	11/1/2028	1,835,000	[a]	1,706,880
				6,367,969
Chemicals - 1.7%
Alpek SAB de CV, Gtd. Notes	3.25	2/25/2031	2,369,000	[a]	1,975,639
Braskem Idesa SAPI, Sr. Scd. Notes	6.99	2/20/2032	3,785,000	[a]	3,273,684
Braskem Idesa SAPI, Sr. Scd. Notes	7.45	11/15/2029	2,904,000	[a]	2,650,582
Braskem Netherlands Finance BV, Gtd. Notes	5.88	1/31/2050	3,383,000	[a,b]	2,948,399
Celanese US Holdings LLC, Gtd. Notes	6.17	7/15/2027	5,201,000		5,284,979
Orbia Advance Corp. SAB de CV, Gtd. Notes	2.88	5/11/2031	3,896,000	[a]	3,218,953
SABIC Capital II BV, Gtd. Bonds	4.00	10/10/2023	745,000	[a]	746,937
Trinseo Materials Finance Inc., Gtd. Bonds	5.13	4/1/2029	690,000	[a]	482,952
				20,582,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Collateralized Loan Obligations Debt - 5.6%
Antares Ltd. CLO, Ser. 2017-1A, Cl. BR, 3 Month LIBOR +2.00%	4.71	4/20/2033	275,000	[a,c]	256,031
Apidos XXXIX CLO, Ser. 2022-39A, Cl. A1, 3 Month TSFR +1.30%	2.04	4/21/2035	6,880,000	[a,c]	6,670,725
Cerberus Loan Funding XXVII LP CLO, Ser. 2019-2A, Cl. A1, 3 Month LIBOR +1.80%	4.31	1/15/2032	5,000,000	[a,c]	4,932,315
Fortress Credit Opportunities IX Ltd. CLO, Ser. 2017-9A, Cl. A1TR, 3 Month LIBOR +1.55%	4.06	10/15/2033	1,800,000	[a,c]	1,742,973
Golub Capital Partners Ltd. CLO, Ser. 2020-47A, Cl. C1, 3 Month LIBOR +3.25%	4.61	5/5/2032	6,030,000	[a,c]	5,715,152
GPMT Ltd. CLO, Ser. 2019-FL2, Cl. C, 1 Month LIBOR +2.35%	4.51	2/22/2036	6,132,000	[a,c]	6,078,761
IVY Hill Middle Market Credit Fund XII Ltd. CLO, Ser. 12A, CI. A2AR, 3 Month LIBOR +1.90%	4.61	7/20/2033	340,000	[a,c]	315,362
IVY Hill Middle Market Credit Fund XVIII Ltd. CLO, Ser. 18A, Cl. A, 3 Month LIBOR +1.50%	4.26	4/22/2033	7,850,000	[a,c]	7,600,102
LoanCore Issuer Ltd. CLO, Ser. 2018-CRE1, Cl. A, 1 Month LIBOR +1.13%	3.13	5/15/2028	5,799	[a,c]	5,756
MCF IX Ltd. CLO, Ser. 2019-1A, Cl. A1R, 3 Month TSFR +1.50%	3.98	7/17/2031	4,979,000	[a,c]	4,774,015
MF1 Ltd. CLO, Ser. 2021-FL7, CI. AS, 1 Month LIBOR +1.45%	3.61	10/16/2036	6,578,500	[a,c]	6,272,625
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. A, 1 Month SOFR +1.35%	2.82	2/19/2037	3,435,500	[a,c]	3,296,350
Neuberger Berman Loan Advisers 47 Ltd. CLO, Ser. 2022-47A, CI. A, 3 Month TSFR +1.30%	3.60	4/14/2035	6,680,688	[a,c]	6,489,232
VCP II Ltd. CLO, Ser. 2021-2A, Cl. A1, 3 Month LIBOR +1.67%	4.18	4/15/2031	12,500,000	[a,c]	12,423,275
Woodmont LP CLO, Ser. 2017-3A, Cl. BR, 3 Month LIBOR +2.20%	4.91	4/20/2032	3,500,500	[a,c]	3,314,729
				69,887,403
Commercial & Professional Services - 1.1%
Ashtead Capital Inc., Gtd. Notes	4.00	5/1/2028	1,386,000	[a]	1,287,474
Ashtead Capital Inc., Gtd. Notes	4.25	11/1/2029	200,000	[a]	183,701
Atento Luxco 1 SA, Sr. Scd. Notes	8.00	2/10/2026	1,594,000	[a]	1,004,840
Avis Budget Finance Inc., Gtd. Notes	5.38	3/1/2029	1,777,000	[a,b]	1,623,210
DP World Ltd., Sr. Unscd. Notes	6.85	7/2/2037	690,000		760,917
ERAC USA Finance LLC, Gtd. Bonds	4.50	2/15/2045	3,160,000	[a]	2,844,913
ERAC USA Finance LLC, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	1,882,601

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Commercial & Professional Services - 1.1% (continued)
Prime Security Services Borrower LLC, Sr. Scd. Notes	3.38	8/31/2027	2,188,000	[a]	2,000,751
Triton Container International Ltd., Gtd. Notes	3.15	6/15/2031	2,882,000	[a]	2,346,280
				13,934,687
Commercial Mortgage Pass-Through Certificates - 2.4%
Angel Oak Mortgage Trust I LLC, Ser. 2019-2, Cl. A1	3.63	3/25/2049	17,640	[a]	17,583
Benchmark Mortgage Trust, Ser. 2021-B27, Cl. A5	2.39	7/15/2054	12,119,000		10,760,190
BXHPP Trust, Ser. 2021-FILM, Cl. C, 1 Month LIBOR +1.10%	3.10	8/15/2036	1,181,000	[a,c]	1,086,244
CD Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	4,375,000		4,331,616
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,527,989
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D	2.68	11/10/2046	705,000	[a]	568,591
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	827,458
New Residential Mortgage Loan Trust, Ser. 2021-NQ2R, Cl. A1	0.94	10/25/2058	1,696,722	[a]	1,636,855
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, CI. A1	2.28	1/25/2026	7,092,053	[a]	6,398,967
PNMAC GMSR Issuer Trust, Ser. 2018-GT2, Cl. A, 1 Month LIBOR +2.65%	4.91	8/25/2025	125,000	[a,c]	123,550
The Prudential Home Mortgage Securities Company, Ser. 1994-A, Cl. 5B	6.73	4/28/2024	38	[a]	37
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	1,581,737	[a]	1,562,632
Verus Securitization Trust, Ser. 2020-1, Cl. A1	2.42	1/25/2060	277,024	[a]	272,454
				30,114,166
Consumer Discretionary - .4%
Lions Gate Capital Holdings LLC, Gtd. Notes	5.50	4/15/2029	2,511,000	[a]	2,050,606
Magallanes Inc., Gtd. Notes	3.64	3/15/2025	3,155,000	[a]	3,091,531
				5,142,137
Consumer Staples - .2%
Newell Brands Inc., Sr. Unscd. Notes	4.10	4/1/2023	2,703,000		2,698,621
Diversified Financials - 1.6%
AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	3,705,000		3,114,389
Ally Financial Inc., Gtd. Notes	8.00	11/1/2031	4,581,000		5,187,688

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Diversified Financials - 1.6% (continued)
Intercontinental Exchange Inc., Sr. Unscd. Notes	4.35	6/15/2029	2,438,000		2,490,887
LSEGA Financing PLC, Gtd. Notes	1.38	4/6/2026	3,953,000	[a]	3,618,162
LSEGA Financing PLC, Gtd. Notes	2.50	4/6/2031	1,701,000	[a]	1,511,054
Synchrony Financial, Sr. Unscd. Notes	2.88	10/28/2031	5,327,000		4,217,186
				20,139,366
Energy - 4.9%
Abu Dhabi Crude Oil Pipeline LLC, Sr. Scd. Bonds	4.60	11/2/2047	535,000	[a]	524,450
Aker BP ASA, Gtd. Notes	3.10	7/15/2031	2,948,000	[a]	2,545,506
Baker Hughes Holdings LLC, Sr. Unscd. Notes	2.06	12/15/2026	2,337,000		2,175,042
Cheniere Energy Partners LP, Gtd. Notes	3.25	1/31/2032	650,000		568,038
CITGO Petroleum Corp., Sr. Scd. Notes	7.00	6/15/2025	1,596,000	[a]	1,574,015
DT Midstream Inc., Sr. Scd. Notes	4.30	4/15/2032	2,982,000	[a]	2,828,930
Ecopetrol SA, Sr. Unscd. Notes	5.88	5/28/2045	525,000		399,016
EIG Pearl Holdings Sarl, Sr. Scd. Bonds	4.39	11/30/2046	5,110,000	[a]	4,147,608
Endeavor Energy Resources LP, Sr. Unscd. Notes	5.75	1/30/2028	3,086,000	[a]	3,098,128
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	1,690,000		1,571,192
Energy Transfer LP, Sr. Unscd. Notes	4.95	6/15/2028	225,000		227,046
Energy Transfer LP, Sr. Unscd. Notes	5.00	5/15/2050	1,703,000		1,504,508
Energy Transfer LP, Sr. Unscd. Notes	5.15	2/1/2043	1,085,000		961,905
Enterprise Products Operating LLC, Gtd. Notes	3.30	2/15/2053	2,616,000		2,045,212
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	4,261,000		3,509,912
Enterprise Products Operating LLC, Gtd. Notes	5.38	2/15/2078	64,000		51,345
Global Partners LP, Gtd. Notes	7.00	8/1/2027	725,000		664,009
Hess Midstream Operations LP, Gtd. Notes	5.50	10/15/2030	468,000	[a]	436,594
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	6.75	1/15/2027	788,000	[a]	683,381
Kinder Morgan Inc., Gtd. Notes	7.75	1/15/2032	2,290,000		2,788,023
Kinder Morgan Inc., Gtd. Notes	8.05	10/15/2030	238,000		279,294
Korea National Oil Corp., Sr. Unscd. Notes	1.75	4/18/2025	1,934,000	[a]	1,826,409
Motiva Enterprises LLC, Sr. Unscd. Notes	6.85	1/15/2040	300,000	[a]	297,738
MPLX LP, Sr. Unscd. Notes	3.50	12/1/2022	595,000		594,590
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	855,000		848,585

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Energy - 4.9% (continued)
MPLX LP, Sr. Unscd. Notes	4.25	12/1/2027	168,000		166,765
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	535,000		465,096
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000		1,075,369
NGPL PipeCo LLC, Sr. Unscd. Notes	3.25	7/15/2031	2,644,000	[a]	2,267,577
NGPL PipeCo LLC, Sr. Unscd. Notes	7.77	12/15/2037	2,180,000	[a]	2,441,043
Parkland Corp., Gtd. Notes	4.50	10/1/2029	3,911,000	[a]	3,442,208
Petroleos Mexicanos, Gtd. Notes	5.95	1/28/2031	712,000		554,862
Petroleos Mexicanos, Gtd. Notes	6.95	1/28/2060	232,000		156,735
Saudi Arabian Oil Co., Sr. Unscd. Notes	2.25	11/24/2030	3,988,000	[a]	3,535,940
Targa Resources Partners LP, Gtd. Notes	5.00	1/15/2028	1,136,000		1,117,358
Targa Resources Partners LP, Gtd. Notes	5.50	3/1/2030	4,495,000		4,448,477
The Williams Companies Inc., Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		171,108
The Williams Companies Inc., Sr. Unscd. Notes	4.50	11/15/2023	980,000		988,163
The Williams Companies Inc., Sr. Unscd. Notes	6.30	4/15/2040	920,000		1,009,447
Transcontinental Gas Pipe Line Co., Sr. Unscd. Notes	3.95	5/15/2050	1,583,000		1,365,368
Valero Energy Corp., Sr. Unscd. Notes	4.00	6/1/2052	1,576,000		1,332,333
				60,688,325
Food Products - 1.2%
Bimbo Bakeries USA Inc., Gtd. Notes	4.00	5/17/2051	2,595,000	[a]	2,159,784
BRF SA, Sr. Unscd. Notes	4.88	1/24/2030	1,853,000	[a,b]	1,628,768
JBS USA Food Co., Gtd. Notes	3.63	1/15/2032	1,477,000	[a]	1,233,731
JBS USA Food Co., Gtd. Notes	3.75	12/1/2031	368,000	[a]	310,407
Kraft Heinz Foods Co., Gtd. Notes	5.50	6/1/2050	1,351,000		1,380,329
MARB BondCo PLC, Gtd. Bonds	3.95	1/29/2031	1,426,000	[a]	1,164,885
NBM US Holdings Inc., Gtd. Notes	6.63	8/6/2029	1,525,000	[a]	1,490,688
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	6,000,000		5,827,076
The Kroger Company, Sr. Unscd. Notes	5.40	1/15/2049	209,000		227,743
				15,423,411
Foreign Governmental - 1.5%
Chile, Sr. Unscd. Notes	3.24	2/6/2028	7,875,000		7,607,462
Egypt, Sr. Unscd. Notes	5.88	2/16/2031	2,610,000	[a]	1,612,330
Egypt, Sr. Unscd. Notes	7.63	5/29/2032	456,000	[a]	288,278
Hungary, Sr. Unscd. Notes	5.50	6/16/2034	2,810,000	[a]	2,848,140
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	2,784,000		2,444,847
Oman, Sr. Unscd. Notes	7.00	1/25/2051	2,310,000	[a]	2,095,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Foreign Governmental - 1.5% (continued)
Qatar, Sr. Unscd. Notes	5.10	4/23/2048	1,345,000		1,494,779
Ukraine, Sr. Unscd. Notes	7.25	3/15/2033	2,223,000	[a]	444,600
Ukraine, Sr. Unscd. Notes	7.38	9/25/2032	1,255,000	[a]	249,951
				19,086,137
Forest Products & Paper - .3%
Inversiones CMPC SA, Gtd. Notes	3.85	1/13/2030	3,149,000	[a]	2,838,398
Suzano Austria GmbH, Gtd. Notes	3.75	1/15/2031	1,516,000		1,331,670
				4,170,068
Health Care - 3.1%
AbbVie Inc., Sr. Unscd. Notes	4.05	11/21/2039	2,088,000		1,980,338
Alcon Finance Corp., Gtd. Notes	2.60	5/27/2030	4,057,000	[a]	3,561,416
Alcon Finance Corp., Gtd. Notes	3.80	9/23/2049	3,237,000	[a]	2,648,572
Bausch Health Cos., Gtd. Notes	5.00	1/30/2028	223,000	[a]	119,449
Bausch Health Cos., Gtd. Notes	5.25	1/30/2030	1,883,000	[a]	973,360
Bausch Health Cos., Sr. Scd. Notes	5.75	8/15/2027	2,451,000	[a]	2,044,171
Bayer US Finance II LLC, Gtd. Notes	4.63	6/25/2038	1,807,000	[a]	1,679,662
CommonSpirit Health, Sr. Scd. Bonds	2.78	10/1/2030	2,605,000		2,289,045
CVS Health Corp., Sr. Unscd. Notes	1.30	8/21/2027	2,627,000		2,347,096
CVS Health Corp., Sr. Unscd. Notes	3.25	8/15/2029	1,963,000		1,854,736
CVS Health Corp., Sr. Unscd. Notes	4.25	4/1/2050	1,660,000		1,515,315
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	355,000		361,146
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	700,000		712,642
HCA Inc., Gtd. Notes	3.13	3/15/2027	851,000	[a]	801,866
Organon & Co., Sr. Scd. Notes	4.13	4/30/2028	400,000	[a]	378,742
Organon & Co., Sr. Unscd. Notes	5.13	4/30/2031	200,000	[a]	187,496
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	2,258,000		1,868,222
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	4,242,000		3,585,535
STERIS Irish FinCo Unlimited Co., Gtd. Notes	2.70	3/15/2031	1,724,000		1,512,678
Takeda Pharmaceutical Co., Sr. Unscd. Notes	3.18	7/9/2050	2,898,000		2,279,263
Tenet Healthcare Corp., Sr. Scd. Notes	4.88	1/1/2026	1,446,000	[a]	1,426,045
Teva Pharmaceutical Finance Netherlands III BV, Gtd. Notes	5.13	5/9/2029	555,000		510,578
Unitedhealth Group Inc., Sr. Unscd. Notes	3.05	5/15/2041	2,964,000		2,525,898
Unitedhealth Group Inc., Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		1,832,651
				38,995,922
Industrial - .3%
Penske Truck Leasing Co., Sr. Unscd. Notes	1.20	11/15/2025	3,470,000	[a]	3,130,724

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Industrial - .3% (continued)
Sydney Airport Finance Co., Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	68,278
				3,199,002
Information Technology - .5%
Oracle Corp., Sr. Unscd. Notes	3.60	4/1/2040	2,537,000		1,971,628
Take-Two Interactive Software Inc., Sr. Unscd. Notes	3.70	4/14/2027	1,104,000		1,095,539
Vmware Inc., Sr. Unscd. Notes	2.20	8/15/2031	3,657,000		2,972,831
				6,039,998
Insurance - 3.0%
Allianz SE, Jr. Sub. Bonds	3.20	10/30/2027	1,800,000	[a,d]	1,376,416
Allianz SE, Jr. Sub. Notes	3.50	11/17/2025	1,600,000	[a,d]	1,410,659
American International Group Inc., Sr. Unscd. Notes	4.38	6/30/2050	4,150,000		3,924,573
Jackson National Life Global Funding, Scd. Notes	1.75	1/12/2025	4,774,000	[a]	4,525,946
Massachusetts Mutual Life Insurance Co., Sub. Notes	3.38	4/15/2050	2,673,000	[a]	2,099,195
Massachusetts Mutual Life Insurance Co., Sub. Notes	4.90	4/1/2077	179,000	[a]	169,909
MetLife Inc., Jr. Sub. Bonds	9.25	4/8/2038	6,360,000	[a]	7,588,320
MetLife Inc., Jr. Sub. Debs.	6.40	12/15/2036	3,862,000		4,028,859
Pricoa Global Funding I, Scd. Notes	2.45	9/21/2022	150,000	[a]	149,918
Principal Financial Group Inc., Gtd. Bonds, 3 Month LIBOR +3.04%	4.46	5/15/2055	3,110,000	[c]	2,843,042
Prudential Financial Inc., Jr. Sub. Notes	5.63	6/15/2043	7,145,000		7,136,533
Prudential Financial Inc., Jr. Sub. Notes	5.70	9/15/2048	264,000		264,924
The Allstate Corp., Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		2,426,756
				37,945,050
Internet Software & Services - .1%
Cablevision Lightpath LLC, Sr. Scd. Notes	3.88	9/15/2027	200,000	[a]	178,035
Prosus NV, Sr. Unscd. Notes	3.26	1/19/2027	1,820,000	[a]	1,644,774
				1,822,809
Materials - .9%
Ardagh Metal Packaging Finance USA LLC, Sr. Scd. Notes	6.00	6/15/2027	200,000	[a]	206,010
Ardagh Metal Packaging Finance USA LLC, Sr. Unscd. Notes	4.00	9/1/2029	797,000	[a]	687,165
Berry Global Inc., Sr. Scd. Notes	0.95	2/15/2024	6,604,000		6,276,164
LABL Inc., Sr. Scd. Notes	5.88	11/1/2028	1,240,000	[a]	1,135,375
Sealed Air Corp., Sr. Scd. Notes	1.57	10/15/2026	3,734,000	[a]	3,322,003
				11,626,717

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Media - 1.8%
AMC Networks Inc., Gtd. Notes	4.25	2/15/2029	4,800,000	[b]	4,233,541
CCO Holdings LLC, Sr. Unscd. Notes	4.25	2/1/2031	398,000	[a]	345,852
CCO Holdings LLC, Sr. Unscd. Notes	4.50	8/15/2030	5,980,000	[a]	5,326,027
Charter Communications Operating LLC, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,275,882
Charter Communications Operating LLC, Sr. Scd. Notes	5.75	4/1/2048	2,154,000		1,991,266
Comcast Corp., Gtd. Notes	4.15	10/15/2028	55,000		56,431
CSC Holdings LLC, Gtd. Notes	6.50	2/1/2029	2,408,000	[a]	2,331,197
CSC Holdings LLC, Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	1,150,863
Radiate Holdco LLC, Sr. Scd. Notes	4.50	9/15/2026	488,000	[a]	452,230
Scripps Escrow II Inc., Sr. Scd. Notes	3.88	1/15/2029	266,000	[a]	239,018
UPC Broadband Finco BV, Sr. Scd. Notes	4.88	7/15/2031	4,750,000	[a]	4,210,448
Virgin Media Finance PLC, Gtd. Notes	5.00	7/15/2030	397,000	[a]	337,204
				21,949,959
Metals & Mining - .5%
AngloGold Ashanti Holdings PLC, Gtd. Notes	3.75	10/1/2030	2,163,000		1,856,081
Glencore Funding LLC, Gtd. Bonds	4.63	4/29/2024	1,170,000	[a]	1,174,224
Newcrest Finance Pty Ltd., Gtd. Notes	3.25	5/13/2030	1,171,000	[a]	1,060,852
Vale Overseas Ltd., Gtd. Notes	6.88	11/21/2036	1,975,000		2,136,674
				6,227,831
Municipal Securities - .7%
California, GO (Build America Bond)	7.55	4/1/2039	270,000		372,579
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		4,854,153
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		1,117,329
University of Michigan, Revenue Bonds, Refunding, Ser. C	3.60	4/1/2047	2,449,000		2,326,777
				8,670,838
Real Estate - 2.5%
Crown Castle Inc., Sr. Unscd. Notes	1.05	7/15/2026	15,830,000		14,094,760
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	1,582,000		1,284,809
GLP Capital LP, Gtd. Notes	3.25	1/15/2032	1,100,000		934,758
Iron Mountain Inc., Gtd. Notes	4.88	9/15/2029	1,885,000	[a]	1,734,899
Iron Mountain Inc., Gtd. Notes	5.00	7/15/2028	312,000	[a]	297,180
Realogy Group LLC, Gtd. Notes	5.75	1/15/2029	1,963,000	[a]	1,607,972
SBA Tower Trust, Asset Backed Notes	2.59	10/15/2031	3,251,000	[a]	2,822,306
Scentre Group Trust 2, Gtd. Bonds	4.75	9/24/2080	9,348,000	[a]	8,610,107

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Real Estate - 2.5% (continued)
WEA Finance LLC, Gtd. Notes	4.63	9/20/2048	148,000	[a,b]	117,376
				31,504,167
Retailing - .3%
Macy's Retail Holdings LLC, Gtd. Notes	5.88	3/15/2030	3,047,000	[a,b]	2,617,172
Murphy Oil USA Inc., Gtd. Notes	3.75	2/15/2031	643,000	[a]	587,500
				3,204,672
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Inc., Gtd. Notes	3.75	2/15/2051	1,103,000	[a,b]	861,025
Broadcom Inc., Gtd. Notes	4.15	11/15/2030	2,922,000		2,775,222
Broadcom Inc., Sr. Unscd. Notes	3.19	11/15/2036	6,703,000	[a]	5,375,648
Broadcom Inc., Sr. Unscd. Notes	3.47	4/15/2034	5,975,000	[a]	5,120,526
Broadcom Inc., Sr. Unscd. Notes	4.93	5/15/2037	3,960,000	[a]	3,759,561
Micron Technology Inc., Sr. Unscd. Notes	2.70	4/15/2032	1,175,000		976,746
NXP BV, Gtd. Notes	4.30	6/18/2029	1,708,000		1,669,600
				20,538,328
Technology Hardware & Equipment - 1.6%
Dell International LLC, Gtd. Notes	3.45	12/15/2051	3,797,000	[a]	2,689,899
Dell International LLC, Sr. Unscd. Notes	5.85	7/15/2025	1,233,000		1,294,158
Dell International LLC, Sr. Unscd. Notes	6.02	6/15/2026	1,265,000		1,344,881
Dell International LLC, Sr. Unscd. Notes	8.35	7/15/2046	550,000		706,111
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.40	10/15/2022	900,000		900,324
HP Inc., Sr. Unscd. Notes	1.45	6/17/2026	11,797,000		10,778,562
Kyndryl Holdings Inc., Sr. Unscd. Notes	2.05	10/15/2026	1,104,000	[a]	933,235
Western Digital Corp., Sr. Unscd. Notes	2.85	2/1/2029	1,048,000		885,550
				19,532,720
Telecommunication Services - 2.0%
AT&T Inc., Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000		1,093,347
AT&T Inc., Sr. Unscd. Notes	3.55	9/15/2055	16,331,000		12,750,974
Frontier Communications Holdings LLC, Sr. Scd. Notes	5.00	5/1/2028	1,271,000	[a]	1,196,475
Frontier Communications Holdings LLC, Sr. Scd. Notes	5.88	10/15/2027	166,000	[a]	163,937
Kenbourne Invest SA, Gtd. Notes	4.70	1/22/2028	3,072,000	[a]	2,195,927
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	1,010,000		915,190
T-Mobile USA Inc., Sr. Scd. Notes	2.40	3/15/2029	2,093,000		1,867,307
Verizon Communications Inc., Sr. Unscd. Notes	2.55	3/21/2031	3,008,000		2,676,223

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Telecommunication Services - 2.0% (continued)
Verizon Communications Inc., Sr. Unscd. Notes	4.02	12/3/2029	2,045,000		2,054,020
				24,913,400
Transportation - .5%
Canadian Pacific Railway Co., Gtd. Notes	2.45	12/2/2031	3,142,000		2,826,307
Simpar Europe SA, Gtd. Notes	5.20	1/26/2031	3,614,000	[a]	3,041,163
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	98,000		87,985
				5,955,455
U.S. Government Agencies Collateralized Mortgage Obligations - .5%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA	1.00	8/15/2047	6,096,741	[e]	5,628,911
U.S. Government Agencies Mortgage-Backed - 17.5%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050			8,839,967	[e]	7,974,899
2.50%, 7/1/2050			3,551,668	[e]	3,354,387
3.00%, 9/1/2047-3/1/2050			7,046,851	[e]	6,857,430
3.50%, 8/1/2046			4,171,214	[e]	4,226,351
Federal National Mortgage Association:
1.50%, 10/1/2035-11/1/2040			21,098,411	[e]	19,157,983
2.00%, 3/1/2036-9/1/2050			21,975,398	[e]	20,561,476
2.50%, 5/1/2037-4/1/2051			17,843,650	[e]	16,961,185
3.00%, 10/1/2030-11/1/2049			19,293,553	[e]	19,062,564
3.50%, 5/1/2045-6/1/2052			36,843,908	[e]	36,704,717
4.00%, 5/1/2052-7/1/2052			34,648,274	[e]	35,138,718
4.50%, 8/1/2048-7/1/2052			19,321,849	[e]	19,823,175
Government National Mortgage Association II:
2.00%, 10/20/2050			8,269,044		7,557,017
2.50%, 11/20/2046-10/20/2050			11,323,720		10,776,373
3.00%, 8/20/2046-12/20/2048			6,848,834		6,766,167
4.00%, 1/20/2048			875,258		893,003
4.50%, 7/20/2048			1,687,514		1,740,998
				217,556,443
U.S. Treasury Securities - 15.6%
U.S. Treasury Bonds	1.13	5/15/2040	28,616,800		20,458,776
U.S. Treasury Bonds	1.25	5/15/2050	6,548,400		4,276,156
U.S. Treasury Bonds	1.38	8/15/2050	25,891,100		17,478,515
U.S. Treasury Bonds	1.63	11/15/2050	6,345,500		4,576,320
U.S. Treasury Bonds	1.75	8/15/2041	8,927,200		6,978,211
U.S. Treasury Bonds	1.88	11/15/2051	9,797,000		7,542,159
U.S. Treasury Bonds	1.88	2/15/2051	42,952,600		33,031,556
U.S. Treasury Bonds	2.25	2/15/2052	5,040,400	[b]	4,252,050
U.S. Treasury Bonds	2.38	5/15/2051	3,349,800		2,897,773

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
U.S. Treasury Securities - 15.6% (continued)
U.S. Treasury Bonds	2.88	5/15/2052	4,520,000		4,373,100
U.S. Treasury Bonds	3.13	2/15/2042	46,837,800		46,120,596
U.S. Treasury Bonds	3.25	5/15/2042	1,324,000		1,325,862
U.S. Treasury Notes	0.50	4/30/2027	4,896,100		4,414,140
U.S. Treasury Notes	1.75	7/31/2024	13,167,900		12,880,109
U.S. Treasury Notes	1.88	2/15/2032	7,600,500		7,095,779
U.S. Treasury Notes	2.63	4/15/2025	3,375,000		3,354,302
U.S. Treasury Notes	2.88	5/15/2032	9,079,700		9,243,560
U.S. Treasury Notes	3.00	7/15/2025	2,666,000		2,679,538
U.S. Treasury Notes	3.25	6/30/2027	1,869,000		1,915,944
				194,894,446
Utilities - 5.2%
AES Andes SA, Jr. Sub. Notes	6.35	10/7/2079	3,750,000	[a]	3,211,444
AES Panama Generation Holdings Srl, Sr. Scd. Notes	4.38	5/31/2030	2,032,000	[a]	1,670,700
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	3,952,000		3,502,059
American Electric Power Co., Jr. Sub. Notes	2.03	3/15/2024	2,528,000		2,460,924
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		3,865,348
Baltimore Gas & Electric Co., Sr. Unscd. Notes	2.25	6/15/2031	5,026,000		4,452,899
Black Hills Corp., Sr. Unscd. Notes	3.88	10/15/2049	1,774,000		1,456,441
Black Hills Corp., Sr. Unscd. Notes	4.25	11/30/2023	100,000		100,515
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050	1,186,000		950,354
Consolidated Edison Company of New York Inc., Sr. Unscd. Debs., Ser. 20B	3.95	4/1/2050	1,753,000		1,612,515
Consorcio Transmantaro SA, Sr. Unscd. Notes	4.70	4/16/2034	730,000	[a,b]	665,909
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	355,000		377,851
Duke Energy Carolinas LLC, First Mortgage Bonds	3.95	11/15/2028	4,445,000		4,523,666
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	355,000		343,390
Edison International, Jr. Sub. Bonds, Ser. A	5.38	3/15/2026	4,365,000	[d]	3,772,059
Edison International, Sr. Unscd. Notes	3.55	11/15/2024	1,484,000		1,462,148
Entergy Corp., Sr. Unscd. Notes	2.80	6/15/2030	1,719,000		1,521,157
Evergy Metro Inc., Sr. Scd. Notes	4.20	6/15/2047	167,000		155,910
Exelon Corp., Sr. Unscd. Notes	3.40	4/15/2026	91,000		90,248
Exelon Corp., Sr. Unscd. Notes	4.05	4/15/2030	5,833,000		5,790,168
FirstEnergy Corp., Sr. Unscd. Notes, Ser. C	5.35	7/15/2047	1,379,000		1,237,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.8% (continued)
Utilities - 5.2% (continued)
IPALCO Enterprises Inc., Sr. Scd. Notes	4.25	5/1/2030	1,814,000		1,729,935
Jersey Central Power & Light Co., Sr. Unscd. Notes	2.75	3/1/2032	1,810,000	[a]	1,598,490
Light Servicos de Eletricidade SA, Gtd. Notes	4.38	6/18/2026	4,082,000	[a]	3,557,613
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,334,830
NiSource Inc., Jr. Sub. Bonds	5.65	6/15/2023	134,000	[d]	122,787
NiSource Inc., Sr. Unscd. Notes	3.60	5/1/2030	1,297,000		1,235,360
Pacific Gas & Electric Co., First Mortgage Bonds	2.10	8/1/2027	2,060,000		1,762,670
Pacific Gas & Electric Co., First Mortgage Bonds	3.50	8/1/2050	2,598,000		1,840,970
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unscd. Bonds	5.38	1/25/2029	1,193,000	[a]	1,205,992
Piedmont Natural Gas Co., Sr. Unscd. Notes	3.50	6/1/2029	3,262,000		3,141,256
Puget Energy Inc., Sr. Scd. Notes	2.38	6/15/2028	1,709,000		1,536,210
Rochester Gas & Electric Corp., First Mortgage Bonds	3.10	6/1/2027	1,969,000	[a]	1,911,864
Sierra Pacific Power Co., Mortgage Notes, Ser. P	6.75	7/1/2037	550,000		633,977
Southern Co. Gas Capital Corp., Gtd. Notes	3.95	10/1/2046	98,000		82,943
Southern Co. Gas Capital Corp., Gtd. Notes	4.40	5/30/2047	211,000		189,484
				65,107,366
Total Bonds and Notes (cost $1,350,444,813)			1,231,059,690
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $13,473,710)	2.21		13,473,710	[f]	13,473,710

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $6,215,613)	2.21		6,215,613	[f]	6,215,613
Total Investments (cost $1,370,134,136)			100.4%	1,250,749,013

Liabilities, Less Cash and Receivables	(0.4%)	(5,490,741)
Net Assets	100.0%	1,245,258,272

GO—General Obligation

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $380,740,376 or 30.58% of net assets.

b Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $8,503,729 and the value of the collateral was $8,825,120, consisting of cash collateral of $6,215,613 and U.S. Government & Agency securities valued at $2,609,507. In addition, the value of collateral may include pending sales that are also on loan.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Insight Core Plus Fund

July 31, 2022 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury Long Bond	482	9/21/2022	67,171,691	69,408,000	2,236,309
Futures Short
U.S. Treasury 10 Year Notes	94	9/21/2022	11,113,788	11,387,219	(273,431)
U.S. Treasury 2 Year Notes	50	9/30/2022	10,471,833	10,523,047	(51,214)
U.S. Treasury 5 Year Notes	271	9/30/2022	30,804,641	30,819,898	(15,257)
U.S. Treasury Ultra Long Bond	469	9/21/2022	73,125,293	74,248,563	(1,123,270)
Ultra 10 Year U.S. Treasury Notes	575	9/21/2022	73,496,807	75,468,750	(1,971,943)
Gross Unrealized Appreciation				2,236,309
Gross Unrealized Depreciation				(3,435,115)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	75,925,291	-	75,925,291
Collateralized Loan Obligations	-	69,887,403	-	69,887,403
Commercial Mortgage-Backed	-	30,114,166	-	30,114,166
Corporate Bonds	-	609,296,055	-	609,296,055
Foreign Governmental	-	19,086,137	-	19,086,137
Investment Companies	19,689,323	-	-	19,689,323
Municipal Securities	-	8,670,838	-	8,670,838
U.S. Government Agencies Collateralized Mortgage Obligations	-	5,628,911	-	5,628,911
U.S. Government Agencies Mortgage-Backed	-	217,556,443	-	217,556,443
U.S. Treasury Securities	-	194,894,446	-	194,894,446
Other Financial Instruments:
Futures††	2,236,309	-	-	2,236,309
Liabilities ($)
Other Financial Instruments:
Futures††	(3,435,115)	-	-	(3,435,115)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2022, accumulated net unrealized depreciation on investments was $119,385,123, consisting of $4,993,971 gross unrealized appreciation and $124,379,094 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.